Financial assets and liabilities (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 2,054,267	R$ 2,195,161
Lease liabilities	1,065,746	978,336	R$ 874,569	R$ 769,525
Accounts payable to selling shareholders	440,597	530,772
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables	123,581	128,080
Loans and financing	3,142,436	2,714,290
Lease liabilities	2,200,217	2,115,242
Accounts payable to selling shareholders	945,929	828,485
Financial liabilities contractual undiscounted	6,412,163	5,786,097
Later than one year [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables	123,581	128,080
Loans and financing	308,292	526,659
Lease liabilities	178,638	158,746
Accounts payable to selling shareholders	126,307	205,322
Financial liabilities contractual undiscounted	736,818	1,018,807
Later than one year and not later than three years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing	1,360,411	1,494,287
Lease liabilities	347,847	303,211
Accounts payable to selling shareholders	131,446	150,565
Financial liabilities contractual undiscounted	1,839,704	1,948,063
Later than three years and not later than five years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing	1,473,733	617,818
Lease liabilities	331,019	293,178
Accounts payable to selling shareholders	185,821	99,100
Financial liabilities contractual undiscounted	1,990,573	1,010,096
Later than five years [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Trade payables
Loans and financing		75,526
Lease liabilities	1,342,713	1,360,107
Accounts payable to selling shareholders	502,355	373,498
Financial liabilities contractual undiscounted	R$ 1,845,068	R$ 1,809,131